Shareholders' Equity (Stock Options Granted in 2017 and 202020) (Narrative) (Details) - $ / shares				1 Months Ended			12 Months Ended
	Jun. 03, 2021	Jun. 08, 2020	Jun. 08, 2016	Jan. 31, 2019	Apr. 30, 2018	Jan. 30, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options							$ 41.84	$ 32.54	$ 33.83
Share Option Plan 2013 [Member] | 28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			93,660
Exercise price of options			$ 28.38
Expiration date			Jun. 08, 2024
Closing price to determine expiration date			$ 14.19
Share Option Plan 2013 [Member] | 39.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						119,925
Exercise price of options						$ 39.62
Expiration date						Jan. 30, 2025
Closing price to determine expiration date						$ 19.81
Share Option Plan 2013 [Member] | 36.11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					137,010
Exercise price of options					$ 36.11
Expiration date					Apr. 30, 2026
Closing price to determine expiration date					$ 18.06
Share Option Plan 2013 [Member] | 33.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				141,928
Exercise price of options				$ 33.83
Expiration date				Jan. 31, 2027
Closing price to determine expiration date				$ 16.92
Share Option Plan 2013 [Member] | $32.54 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		148,426
Exercise price of options		$ 32.54
Expiration date		Jun. 08, 2028
Closing price to determine expiration date		$ 16.27
Share Option Plan 2013 [Member] | 41.84 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	133,925
Exercise price of options	$ 41.84
Expiration date	Jun. 03, 2029
Closing price to determine expiration date	$ 20.92